TRADE PAYABLES AND OTHER CURRENT LIABILITIES	6 Months Ended
Jun. 30, 2023
Trade Payables And Other Current Liabilities
TRADE PAYABLES AND OTHER CURRENT LIABILITIES

8.	TRADE PAYABLES AND OTHER CURRENT LIABILITIES

The composition of trade payables and other current liabilities as of as of June 30, 2023 and December 31, 2022 is as follows:

	06/30/2023	12/31/2022
Trade payables	28,934	23,791
Customer online wallets	7,557	7,034
Other current liabilities	3,594	7,685
Accruals	-	-
Total	40,085	38,510
Of which: with related parties (Note 11)	7,938	6,497

The customer online wallets are the net difference between funds deposited by customers, plus winning wagers, less losing wagers and less customers withdrawals.

Accruals include the Codere Online’s commitments to its staff under the labor legislation prevailing in each market as well as the labor contingencies recognized in each reporting period.

The details of other current liabilities as of June 30, 2023 and December 31, 2022 is as follows:

	06/30/2023	12/31/2022
Accrued salaries	1,138	1,874
Current tax liabilities	2,417	5,756
Others	39	55
Total	3,594	7,685